Commitments and Credit Risk - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments and Credit Risk [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates	$ 21.3	$ 15.4
Minimum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	60 days
Maximum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	90 days
Installment Loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	3.40%	3.40%
Real Estate Loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	19.20%	20.60%
Deposits with Federal Reserve Bank of Cleveland	$ 9.7	$ 9.5
Commercial Line [Member]
Commitments and Credit Risk [Line Items]
Lines Of credit granted	34.1	25.8
Consumer Lines [Member]
Commitments and Credit Risk [Line Items]
Lines Of credit granted	$ 37.7	$ 36.9
Commercial Real Estate Other Receivable
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	77.40%	76.00%